Inventories (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Inventories, net	R$ 4,380	R$ 3,739
Unrealized Commercial Agreements [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	R$ 416	R$ 444